Vanguard Diversified Equity Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market
	($000)	Value

Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	10,124,236	565,641
Vanguard Growth and Income Fund Investor Shares	7,210,662	380,074
Vanguard Windsor Fund Investor Shares	20,217,122	372,197
Vanguard Windsor II Fund Investor Shares	8,261,967	282,973
Vanguard Explorer Fund Investor Shares	1,789,185	192,194
Vanguard Mid -Cap Growth Fund	3,317,053	97,455
Total Investment Companies (Cost $1,191,379)		1,890,534
Other Assets and Liabilities—Net (0.0%)		(184)
Net Assets (100%)		1,890,350
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs a re noted
on the Schedule of Investments.

At July 31, 2020, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

Diversified Equity Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				July 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	7	NA1	NA1	—	—	1	—	—
Vanguard Capital Value
Fund[2]	90,708	9,501	2,919	61	(24,782)	2,983	—	—
Vanguard Explorer Fund
	178,827	15,710	14,615	(1,881)	14,153	512	8,496	192,194
Vanguard Growth and
Income Fund	357,518	24,538	15,306	(3,001)	16,325	5,802	9,248	380,074
Vanguard Mid -Cap
Growth Fund	87,741	10,822	6,164	(66)	5,122	209	8,548	97,455
Vanguard U.S. Growth
Fund	533,865	34,511	155,505	22,228	130,542	1,519	20,350	565,641
Vanguard Windsor
Fund[2]	269,382	78,377	28,232	(749)	(19,150)	5,564	21,813	372,197
Vanguard Windsor II
Fund	270,329	41,247	7,105	(156)	(21,342)	4,790	20,716	282,973

Total	1,788,377	214,706	229,846	16,436	100,868	21,380	89,171	1,890,53 4

1 Not applicable —purchases and sales are for temporary cash investment purposes.
2 In July 2020, Vanguard Capital Value Fund reorganized with and into Vanguard Windsor Fund through a tax -free reorganization. As a result of the merger, the fund received shares of Vanguard Windsor Fund valued at
$93,180,000, which consisted of cost of $72,569,000, and an unrealized appreciation of $20,611,000.